Stock Incentive Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock Incentive Plans	Stock Incentive Plans
2024 Equity Incentive Plan
On February 15, 2024, at the Annual Meeting, the GigCapital5 stockholders considered and approved the 2024 Equity Incentive Plan (the “2024 Incentive Plan”) and reserved 2,358,093 shares of common stock for issuance thereunder. The 2024 Incentive Plan became effective immediately upon the Closing of the Business Combination on March 4, 2024. The term of the 2024 Incentive Plan is 10 years. The number of shares of common stock reserved for issuance under the 2024 Incentive Plan will automatically increase on January 1 of each year, beginning on January 1, 2025 and continuing through January 1, 2035, by 5% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares as may be determined by the Board of Directors. Under the 2024 Incentive Plan, the Company may issue stock options, stock appreciation rights (“SARs”), restricted stock awards (“RSAs”), restricted stock units (“RSUs”), and performance awards (“PAs”). The term of stock options may not exceed 10 years and is subject to vesting conditions, which is subject to the option holder’s continued service to the Company. The exercise price of any stock option award cannot be less than fair market value of the Company’s common stock, provided, however, that an incentive stock option granted to an employee who owns more than 10% of the total combined voting power of all classes of stock of the Company or any parent or subsidiary, must have an exercise price of no less than 110% of the fair market value of the Company’s common stock and a term that does not exceed five years.
There were 2,072,000 options outstanding under the 2024 Incentive Plan as of September 30, 2024.
QT Imaging Incentive Plan
In September 2021, the Board of Directors approved and the Company adopted the Plan (the “QT Imaging Plan”). The maximum aggregate number of shares of common stock that the Company may award under the QT Imaging Plan was 7,000,000. The term of the QT Imaging Plan was originally 10 years. The QT Imaging Plan was administered by the compensation committee of the Company’s Board of Directors (the “Administrator”). The Company may grant awards to eligible participants which may take the form of stock options (both incentive stock options and non-qualified stock options), stock purchase rights, restricted stock, restricted stock units and performance stock awards. Awards may be granted to employees, directors, and consultants (as defined in the QT Imaging Plan.) The term of any stock option award may not exceed 10 years and may be subject to vesting conditions, as determined by the Administrator. Incentive stock options may only be granted to employees of the Company or any subsidiary that is a “subsidiary corporation” within the meaning of Section 424(f) of the Internal Revenue Code. The exercise price of any stock option award cannot be less than fair market value of the Company’s common stock, provided, however, that an incentive stock option granted to an employee who owns more than 10% of the total combined voting power of all classes of stock of the Company or any parent or subsidiary, must have an exercise price of no less than 110% of the fair market value of the Company’s common stock and a term that does not exceed five years. Vesting is subject to the option holder’s continued service to the Company, ranging up to a four-year period. Unvested options are subject to forfeiture upon termination of employment. On March 4, 2024, the QT Imaging Plan was terminated in accordance with the terms of the Business Combination Agreement and the options to purchase 1,237,681 shares of common stock were cancelled at the close of the Business Combination in accordance with the terms of the Business Combination Agreement.
The following table summarizes information regarding activity in the QT Imaging Plan and the 2024 Incentive Plan during the nine months ended September 30, 2024:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding, January 1, 2024	1,249,809	$24.80	6.9
Granted under the 2024 Incentive Plan	2,072,000	$0.74
Cancelled	(12,128)	$22.40
Terminated pursuant to Business Combination Agreement	(1,237,681)	$24.83
Outstanding, September 30, 2024	2,072,000	$0.74	9.8
Exercisable as of September 30, 2024	—	$—	—
Vested and expected to vest as of September 30, 2024	2,072,000	$0.74	9.8
During the three and nine months ended September 30, 2024, a total of 2,072,000 options were granted to employees and nonemployees with a weighted-average grant date fair value of $0.47 per share. There were no options granted during three and nine months ended September 30, 2023.
The determination of the fair value of options granted during the three and nine months ended September 30, 2024 is computed using the Black-Scholes option pricing model with the following weighted-average assumptions:

Stock price per share	$0.74
Expected option term (years)	5.7
Expected volatility	67.9%
Risk-free rate of return	4.3%
Expected annual dividend yield	—%
Option pricing models require the input of various subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The expected stock price volatility is based on the analysis of volatilities of the Company’s selected public peer group over a period commensurate with the expected term of the options. The expected term of employee options represents the weighted-average period the options are expected to remain outstanding and was derived using the simplified method for awards that qualify for its “plain-vanilla” options. All awards that are outstanding are qualified for “plain-vanilla” options. The risk-free interest rate is based on the U.S. Treasury interest rates whose term in consistent with the expected life of the stock options. No dividend yield is included as the Company has not issued any dividends and do not anticipate issuing any dividends in the future.
The following table shows stock-based compensation expense by functional area in the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2024 and 2023:

	Three Months Ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Research and development	$22,248	$26,313	$36,198	$78,941
Selling, general and administrative	104,955	169,162	129,989	533,789
	$127,203	$195,475	$166,187	$612,730
No stock-based compensation expense was capitalized to inventory for three and nine months ended September 30, 2024 and 2023.
As of September 30, 2024, the total unrecognized compensation cost related to all nonvested stock options was $846,533 and the weighted-average period over which it is expected to be recognized is 2.3 years.
Stock Incentive Plan
In September 2021, the Board of Directors approved and the Company adopted the Plan (the “Plan”). The maximum aggregate number of shares of common stock that the Company may award under the Plan is 7,000,000. The term of the Plan is 10 years. The Plan is administered by a committee of the Company’s Board of Directors (the
“Administrator”). The Company may grant awards to eligible participants which may take the form of stock options (both incentive stock options and non-qualified stock options), stock purchase rights, restricted stock, restricted stock units and performance stock awards. Awards may be granted to employees, directors, and consultants (as defined in the Plan.) The term of any stock option award may not exceed 10 years and may be subject to vesting conditions, as determined by the Administrator. Incentive stock options may only be granted to employees of the Company or any subsidiary that is a “subsidiary corporation” within the meaning of Section 424(f) of the Internal Revenue Code. The exercise price of any stock option award cannot be less than fair market value of the Company’s common stock, provided, however, that an incentive stock option granted to an employee who owns more than 10% of the total combined voting power of all classes of stock of the Company or any parent or subsidiary, must have an exercise price of no less than 110% of the fair market value of the Company’s common stock and a term that does not exceed five years. Vesting is subject to the option holder’s continued service to the Company, ranging up to a four-year period. Unvested options are subject to forfeiture upon termination of employment. Subsequent to December 31, 2023, the Plan was terminated in accordance with the terms of the Business Combination Agreement and the options to purchase 3,646,921 shares of common stock were cancelled at the close of the Business Combination in accordance with the terms of the Business Combination Agreement. See Note 14. Subsequent Events.
The following table represents the total number of shares available for grant under the Plan:

Available for Grant
Balance as of December 31, 2021	3,578,276
Granted	(541,208)
Cancelled	22,396
Balance as of December 31, 2022	3,059,464
Cancelled	293,615
Balance as of December 31, 2023	3,353,079
The following table summarizes information regarding activity in the Plan during the years ended December 31, 2023 and 2022:

	Number of Options	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding, December 31, 2021	3,421,724	$8.77	9.2
Granted	541,208	6.50
Cancelled	(22,396)	8.50
Outstanding, December 31, 2022	3,940,536	8.46	8.4
Cancelled	(293,615)	7.90
Outstanding, December 31, 2023	3,646,921	$8.50	6.9
Vested and exercisable and expected to vest, December 31, 2023	3,433,227	$8.54	6.7
Vested and exercisable, December 31, 2023	3,371,096	$8.57	6.8
The options outstanding and exercisable as of December 31, 2023 were as follows:

Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$6.50	453,323	8.4	$6.50	341,559	$6.50
8.50	2,585,671	6.6	8.50	2,421,609	8.50
10.00	607,927	7.0	10.00	607,928	10.00
	3,646,921	6.9	$8.50	3,371,096	$8.57
The determination of the fair value of options granted during the year ended December 31, 2022 is computed using the Black-Scholes option pricing model with the following weighted-average assumptions:

2022
Expected option term (years)	7.4
Expected volatility	69.1%
Risk-free rate of return	2.5%
Expected annual dividend yield	—
There were no options granted during the year ended December 31, 2023. The weighted-average grant date fair value of options granted was $2.27 per share for the year ended December 31, 2022.
Option pricing models require the input of various subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The expected stock price volatility is based on the analysis of volatilities of the Company’s selected public peer group over a period commensurate with the expected term of the options. The expected term of the employee stock options represents the weighted-average period the stock options are expected to remain outstanding and is based on the contractual terms, the vesting period and the expected remaining term of the outstanding options. The risk-free interest rate is based on the U.S. Treasury interest rates whose term in consistent with the expected life of the stock options. No dividend yield is included as the Company has not issued any dividends and do not anticipate issuing any dividends in the future.
The following table shows stock-based compensation expense by functional area in the consolidated statements of operations and comprehensive loss for the years ended December 31:

	2023	2022
Research and development	$105,255	$142,118
Selling, general and administrative	604,139	648,637
	$709,394	$790,755
No stock-based compensation expense was capitalized to inventory for the years ended December 31, 2023 and 2022.
As of December 31, 2023, there was $329,925 of total unrecognized compensation cost related to non-vested stock-based compensation awards under the Plan which will be recognized over a weighted-average period of 1.3 years.